Segment Information And Information About Geographic Areas (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Schedule of revenues by geographic area
Revenues by geographic area, presented based upon the location of the customer are as follows (in thousands):

	For the Three Months Ended March 31,
	2022	2021
United States	$184,839	$155,986
China	1,984	1,803

Total revenues	$186,823	$157,789

Revenues by geographic area presented based upon the location of the customer are as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
United States	$680,609	$626,101	$610,591
China	7,679	6,962	5,493

Total revenues	$688,288	$633,063	$616,084

Schedule of software, equipment and property, net by geographic area
Software, equipment and property, net by geographic area are as follows (in thousands):

	March 31, 2022	December 31, 2021
United States	$139,749	$135,784
China	52	61

Total software, equipment and property-net	$139,801	$135,845

Software, equipment and property, net by geographic area are as follows (in thousands):

	December 31,
	2021	2020
United States	$135,784	$101,370
China	61	68

Total software, equipment and property-net	$135,845	$101,438